Auditor's Fee (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditors' Fee
Total audit fee	kr 21,851	kr 16,739	kr 10,613
EY
Auditors' Fee
Audit services	20,951	13,369	6,235
Other audit activities	900	3,370	2,105
Tax advice			73
Total audit fee	kr 21,851	kr 16,739	8,413
KPMG
Auditors' Fee
Audit services			472
Other audit activities			1,178
Total audit fee			1,650
Other auditors
Auditors' Fee
Audit services			471
Other audit activities			79
Total audit fee			kr 550